LEASE LIABILITIES - (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Disclosure Of Detailed Information About Movement In Lease Liabilities [Line Items]
Beginning balance	$ 26,113
Additions	65,993
Disposals	(110)
Interest expense	2,334	$ 1,414	$ 1,901
Acquisition of subsidiary (Note 37)	80
Lease payments	(60,610)	(58,344)
Principal payments	(33,796)	(38,930)
Purchase option payments	(24,480)	(18,000)
Interest	(2,334)
Effect of foreign currency exchange differences	5
Ending balance	33,805	26,113
Property [member]
Disclosure Of Detailed Information About Movement In Lease Liabilities [Line Items]
Beginning balance	854
Additions	3,310
Disposals	(66)
Interest expense	199	37
Acquisition of subsidiary (Note 37)	80
Lease payments	(1,824)
Principal payments	(1,625)	(868)
Purchase option payments	0	0
Interest	(199)
Effect of foreign currency exchange differences	5
Ending balance	2,558	854
Ships [member]
Disclosure Of Detailed Information About Movement In Lease Liabilities [Line Items]
Beginning balance	25,089
Additions	62,600
Disposals	0
Interest expense	2,132	1,370
Acquisition of subsidiary (Note 37)	0
Lease payments	(58,667)
Principal payments	(32,055)	(37,934)
Purchase option payments	(24,480)	(18,000)
Interest	(2,132)
Effect of foreign currency exchange differences	0
Ending balance	31,154	25,089
Ship equipment [member]
Disclosure Of Detailed Information About Movement In Lease Liabilities [Line Items]
Beginning balance	170
Additions	83
Disposals	(44)
Interest expense	3	7
Acquisition of subsidiary (Note 37)	0
Lease payments	(119)
Principal payments	(116)	(128)
Purchase option payments	0	0
Interest	(3)
Effect of foreign currency exchange differences	0
Ending balance	93	170
Restatement [Member]
Disclosure Of Detailed Information About Movement In Lease Liabilities [Line Items]
Beginning balance	26,113	33,271
Additions		49,766
Interest expense		1,414
Effect of foreign currency exchange differences		6
Ending balance	$ 33,805	26,113	33,271
Restatement [Member] | Property [member]
Disclosure Of Detailed Information About Movement In Lease Liabilities [Line Items]
Beginning balance		818
Additions		898
Interest expense		37
Lease payments		(905)
Effect of foreign currency exchange differences		6
Ending balance			818
Restatement [Member] | Ships [member]
Disclosure Of Detailed Information About Movement In Lease Liabilities [Line Items]
Beginning balance		32,194
Additions		48,829
Interest expense		1,370
Lease payments		(57,304)
Effect of foreign currency exchange differences		0
Ending balance			32,194
Restatement [Member] | Ship equipment [member]
Disclosure Of Detailed Information About Movement In Lease Liabilities [Line Items]
Beginning balance		259
Additions		39
Interest expense		7
Lease payments		(135)
Effect of foreign currency exchange differences		$ 0
Ending balance			$ 259